Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Payables
10.	Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

At December 31,	2011	2012
Accrued salaries	$3,003	$6,142
Accrued bonus	1,967	3,833
Accrued tooling and equipment charges	3,485	865
Accrued professional fees	1,607	2,479
Construction payable	17,025	5,435
Advance received from a customer	—	16,644
Others	8,893	5,819

	$35,980	$41,217